Defined Contribution Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Defined Contribution Plan

21. DEFINED CONTRIBUTION PLAN

On January 1, 2014, the Company established the Montrose Environmental Group 401(k) Savings Plan. As of September 30, 2020 and December 31, 2019, plan participants may defer up to 85.0% of their eligible wages for the year, up to the Internal Revenue Service dollar limit and catch up contribution allowed by law. Up to May 22, 2020, the Company provided employer matching contributions equal to 100.0% of the first 3.0% of the participant’s compensation and 50.0% of the participant’s elective deferrals that exceed 3.0% but do not exceed 4.0% of the participant’s compensation. Subsequent to May 22, 2020, the Company temporarily ceased making employer contributions. Employer contributions for the three and nine months ended September 30, 2020 were zero and $1.2 million, respectively, and $0.5 million and $1.9 million for the three and nine months ended September 30, 2019, respectively, and are included within selling, general, and administrative expenses on the condensed consolidated statements of operations.

23. DEFINED CONTRIBUTION PLAN

On January 1, 2014, the Company established the Montrose Environmental Group 401(k) Savings Plan. As of December 31, 2019 and 2018, plan participants may defer up to 85% and 100%, respectively, of their eligible wages for the year, up to the Internal Revenue Service dollar limit and catch up contribution allowed by law. The Company provides employer matching contributions equal to 100% of the first 3% of the participant’s compensation and 50% of the participant’s elective deferrals that exceed 3% but do not exceed 4% of the participant’s compensation. Employer contributions for the years ended December 31, 2019 and 2018 were $2.6 million $2.1 million, respectively, and are included within selling, general, and administrative expenses on the consolidated statements of operations.